Document and Entity Information	3 Months Ended
Apr. 03, 2021
Cover [Abstract]
Entity Registrant Name	SUPERCONDUCTOR TECHNOLOGIES INC
Entity Central Index Key	0000895665
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false